Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Aljex	Velocity Mail	PinPoint	Total
Purchase price consideration:
Cash, less cash acquired related to Aljex ($193), Velocity Mail (nil) and PinPoint ($769)	32,382	26,107	9,443	67,932
Common shares issued	-	-	1,536	1,536
Contingent consideration	-	-	714	714
Net working capital adjustments (receivable) / payable	(152)	(102)	84	(170)
	32,230	26,005	11,777	70,012
Allocated to:
Current assets, excluding cash acquired	607	1,407	599	2,613
Other long-term assets	-	501	-	501
Current liabilities	(266)	(81)	(511)	(858)
Deferred revenue	(1,024)	(70)	(574)	(1,668)
Deferred income tax liability	(4,200)	-	(2,077)	(6,277)
Net tangible (liabilities) assets assumed	(4,883)	1,757	(2,563)	(5,689)

Finite life intangible assets acquired:
Customer agreements and relationships	5,300	7,800	7,758	20,858
Existing technology	12,400	7,600	-	20,000
Tradenames	280	100	207	587
Non-compete covenants	230	300	69	599
Goodwill	18,903	8,448	6,306	33,657
	32,230	26,005	11,777	70,012
	ShipRush	PCSTrac	MacroPoint	Total
Purchase price consideration:
Cash, less cash acquired related to ShipRush ($253), PCSTrac (nil) and MacroPoint ($2,098)	14,198	11,492	86,177	111,867
Common shares issued	-	-	20,000	20,000
Contingent consideration	1,233	-	-	1,233
Net working capital adjustments payable	88	40	163	291
	15,519	11,532	106,340	133,391
Allocated to:
Current assets, excluding cash acquired	461	467	2,127	3,055
Current liabilities	(266)	(10)	(1,693)	(1,969)
Deferred revenue	(609)	-	(5,787)	(6,396)
Net tangible (liabilities) assets assumed	(414)	457	(5,353)	(5,310)

Finite life intangible assets acquired:
Customer agreements and relationships	2,400	1,850	26,030	30,280
Existing technology	4,710	3,270	17,170	25,150
In-process research and development	-	-	290	290
Tradenames	120	60	570	750
Non-compete covenants	100	80	2,420	2,600
Goodwill	8,603	5,815	65,213	79,631
	15,519	11,532	106,340	133,391
	Pixi	Appterra	4Solutions	Datamyne	Total
Purchase price consideration:
Cash, less cash acquired related to Pixi ($688),Appterra ($66), 4Solutions ($281) and Datamyne ($2,637)	10,648	5,703	2,456	52,541	71,348
Contingent consideration	-	700	-	-	700
Net working capital adjustments (receivable)	(26)	(118)	4	(567)	(707)
	10,622	6,285	2,460	51,974	71,341
Allocated to:
Current assets, excluding cash acquired	500	391	257	1,837	2,985
Property and equipment	46	21	33	87	187
Deferred income tax asset	-	18	-	3,281	3,299
Current liabilities	(523)	(328)	(182)	(1,263)	(2,296)
Deferred revenue	(78)	(633)	(164)	(2,979)	(3,854)
Deferred income tax liability	(1,870)	-	(443)	(10,955)	(13,268)
Income tax liability	-	-	-	(694)	(694)
Net tangible liabilities assumed	(1,925)	(531)	(499)	(10,686)	(13,641)

Finite life intangible assets acquired:
Customer agreements and relationships	1,375	1,840	910	13,300	17,425
Existing technology	4,467	1,160	607	12,500	18,734
Trade names	-	-	91	1,790	1,881
Non-compete covenants	-	50	-	390	440
Goodwill	6,705	3,766	1,351	34,680	46,502
	10,622	6,285	2,460	51,974	71,341

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Aljex	Velocity Mail	PinPoint
Customer agreements and relationships (in years)	13	12	9
Existing technology (in years)	5	5	N/A
Trade names (in years)	8	4	8
Non-compete covenants (in years)	5	5	5
	ShipRush	PCSTrac	MacroPoint
Customer agreements and relationships (in years)	9	13	12
Existing technology (in years)	5	5	5
Trade names (in years)	8	4	8
Non-compete covenants (in years)	5	5	5
	Pixi	Appterra	4Solutions	Datamyne
Customer agreements and relationships (in years)	9	11	8	9
Existing technology (in years)	5	5	2	6
Trade names (in years)	N/A	N/A	5	9
Non-compete covenants (in years)	N/A	5	N/A	5

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Revenues	281,419	266,074	252,910
Net income	31,889	25,704	20,044
Earnings per share
Basic	0.42	0.34	0.26
Diluted	0.41	0.33	0.26